(Re)Insurance contracts and investment contracts with discretionary participation features	6 Months Ended
Jun. 30, 2026
Insurance Reinsurance Contracts And Investment Contracts With Discretionary Participation Features [Abstract]
(Re)Insurance contracts and investment contracts with discretionary participation features
12 (Re)Insurance contracts and investment contracts with discretionary participation features
12.1 Contracts by measurement model
Below table presents the assets and liabilities balances of insurance contracts and reinsurance contracts held, by measurement model. This includes contracts measured under Premium allocation approach (PAA) and contracts measured under the General model and Variable fee approach (i.e.
Non-PAA).

	June 30, 2026			December 31, 2025

By measurement model	Non-PAA	PAA	Total	Non-PAA	PAA	Total

Insurance contract assets	16	-	16	18	-	18

Insurance contract liabilities	137,357	50	137,407	176,024	44	176,067

Insurance contracts net balance	137,341	50	137,391	176,006	44	176,049

Reinsurance contract assets	17,365	9	17,374	17,146	8	17,153

Reinsurance contract liabilities	201	-	201	195	-	195

Reinsurance contracts net balance	17,164	9	17,173	16,950	8	16,958

All groups of investment contracts with discretionary participation features (DPF) were measured under
Non-PAA
and were in a liability position at the reporting date and comparative period.
12.2 Movements in carrying amounts on (re)insurance contracts and investment contracts with DPF
The following tables presents the reconciliation of the net carrying amounts of insurance contracts, reinsurance contracts held and investment contracts with DPF.
12.2.1 Movement schedules by type of liability (or asset)
•	For insurance contracts and investment contracts with DPF - Liability for remaining coverage excluding loss component (LFRC), Loss component (LC) and Liability for incurred claims (LFIC)
•	For reinsurance contracts held - Asset for remaining coverage excluding loss recovery component (AFRC), Loss recovery component (LRC) and Asset for incurred claims (AFIC).

	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Insurance contracts (Non-PAA) - by type	LFRC	LC	LFIC	Total	LFRC	LC	LFIC	Total

Opening assets	59	(27)	(14)	18	1,886	(1,373)	(387)	125

Opening liabilities	141,597	2,829	31,597	176,024	159,857	1,252	27,209	188,318

Net opening balance	141,539	2,856	31,611	176,006	157,971	2,625	27,596	188,193

Insurance revenue	(4,265)	-	-	(4,265)	(8,906)	-	-	(8,906)

Incurred claims and expenses	-	(222)	3,592	3,370	-	(378)	7,967	7,589

Amortization of acquisition cash flows	276	-	-	276	538	-	-	538

Onerous contract losses (and reversals)	-	888	-	888	-	1,139	-	1,139

Adjustments for incurred claims	-	-	-	-	-	-	1	1

Insurance service expenses	276	666	3,593	4,535	538	762	7,967	9,267

Investment components	(2,106)	-	2,106	-	(5,809)	-	5,809	-

Insurance service result	(6,095)	666	5,699	270	(14,177)	762	13,776	361

Insurance finance (income) / expenses	5,285	49	-	5,334	18,005	138	-	18,143

Cash flows	(2,985)	(206)	(2,047)	(5,238)	(4,721)	(353)	(6,252)	(11,326)

Disposal of a business	-	-	-	-	(7)	-	-	(7)

Transfers to disposal groups	(42,936)	(11)	(29)	(42,977)	-	-	-	-

Transfer (to)/from other headings	-	-	-	-	(10)	10	-	-

Net exchange differences	2,902	90	954	3,946	(15,522)	(326)	(3,510)	(19,358)

Net closing balance	97,710	3,445	36,187	137,341	141,539	2,856	31,611	176,006

Closing assets	62	(29)	(17)	16	59	(27)	(14)	18
Closing liabilities	97,772	3,416	36,170	137,357	141,597	2,829	31,597	176,024

				1H 2026				FY 2025

Reinsurance contracts (Non-PAA) - by type	AFRC	LRC	AFIC	Total	AFRC	LRC	AFIC	Total

Opening assets	15,749	1,693	(296)	17,146	15,965	475	(426)	16,015

Opening liabilities	191	2	2	195	2,011	(1,270)	(439)	303

Net opening balance	15,558	1,690	(298)	16,950	13,954	1,745	13	15,712

Net expenses from reinsurance contracts	(48)	450	(29)	372	308	254	275	837

Other reinsurance finance income / (expenses)	137	31	-	168	613	69	-	681

Effect of reinsurer default risk changes	(7)	-	-	(7)	2	-	-	2

Total changes in the profit or loss and OCI	82	481	(29)	534	922	322	275	1,520

Cash flows	(654)	(104)	(29)	(788)	2,443	(166)	(597)	1,680

Transfers to disposal groups	4	-	-	4	-	-	-	-

Net exchange differences	418	55	(10)	464	(1,761)	(211)	10	(1,961)

Net closing balance	15,408	2,122	(366)	17,164	15,558	1,690	(298)	16,950

Closing assets	15,603	2,125	(363)	17,365	15,749	1,693	(296)	17,146
Closing liabilities	195	2	4	201	191	2	2	195

	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Investment contracts with DPF - by type	LFRC	LC	LFIC	Total	LFRC	LC	LFIC	Total

Opening assets	-	-	-	-	-	-	-	-

Opening liabilities	21,278	2	1	21,281	22,332	-	-	22,332

Net opening balance	21,278	2	1	21,281	22,332	-	-	22,332

Insurance revenue	(19)	-	-	(19)	(77)	-	-	(77)

Incurred claims and expenses	-	-	7	6	-	-	30	30

Onerous contract losses (and reversals)	-	(1)	-	(1)	-	2	-	2

Insurance service expenses	-	(1)	7	6	-	2	30	32

Investment components	(838)	-	838	-	(3,109)	-	3,109	-

Insurance service result	(857)	(1)	844	(13)	(3,186)	2	3,139	(45)

Insurance finance (income) / expenses	(440)	-	-	(440)	2,916	-	-	2,916

Cash flows	99	-	(845)	(746)	394	-	(3,138)	(2,744)

Transfers to disposal groups	(20,194)	(1)	-	(20,196)	-	-	-	-

Net exchange differences	133	-	-	133	(1,177)	-	-	(1,177)

Net closing balance	20	-	-	20	21,278	2	1	21,281

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	20	-	-	20	21,278	2	1	21,281
12.2.2 Movement schedules by measurement component
Measurement components comprise Best estimate liability (BEL), Risk adjustment (RA), and Contractual service margin (CSM).

	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Insurance contracts (Non-PAA) - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	100	(35)	(47)	18	452	(323)	(5)	125

Opening liabilities	164,531	3,134	8,359	176,024	176,063	3,295	8,959	188,318

Net opening balance	164,430	3,169	8,406	176,006	175,611	3,618	8,964	188,193

Changes in estimates that adjust CSM	(27)	(70)	96	-	(371)	(78)	449	-

Changes in estimates that adjust onerous contracts	717	143	-	859	1,069	29	-	1,098

New contracts issued – non-onerous	(468)	79	390	-	(788)	118	669	-

New contracts issued – onerous	19	10	-	29	25	17	-	42

Changes that relate to future service	241	162	486	888	(65)	86	1,118	1,139

Earnings released from CSM	-	-	(431)	(431)	-	-	(930)	(930)

Release of risk adjustment	-	(132)	-	(132)	-	(278)	-	(278)

Experience adjustments on current service	(58)	-	-	(58)	439	-	-	439

Revenue from policyholder tax expenses incurred	3	-	-	3	(11)	-	-	(11)

Changes that relate to current service	(55)	(132)	(431)	(618)	428	(278)	(930)	(780)

Experience adjustments on incurred claims	-	-	-	-	1	-	-	1

Changes that relate to past service	-	-	-	-	1	-	-	1

Insurance service result	186	30	54	270	364	(191)	189	361

General model

Interest accreted to insurance contracts	1,301	62	130	1,493	2,654	141	226	3,021

Interest rate and other financial assumption changes	196	1	-	198	1,775	(4)	-	1,771

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(45)	(4)	-	(49)	(138)	10	-	(128)

Variable fee approach

Change in fair value of the underlying assets	4,309	-	-	4,309	14,316	-	-	14,316

Change in fulfilment value - risk mitigation option	(616)	-	-	(616)	(836)	-	-	(836)

Insurance finance (income) / expenses	5,145	59	130	5,334	17,770	148	226	18,143

Premiums received	6,651	-	-	6,651	14,405	-	-	14,405

Claims, benefits and expenses paid	(11,240)	-	-	(11,240)	(24,576)	-	-	(24,576)

Acquisition costs paid	(638)	-	-	(638)	(1,126)	-	-	(1,126)

Other	(11)	-	-	(11)	(30)	-	-	(30)

Cash flows	(5,238)	-	-	(5,238)	(11,326)	-	-	(11,326)

Disposal of a business	-	-	-	-	(7)	-	-	(7)

Transfers to disposal groups	(41,515)	(218)	(1,244)	(42,977)	-	-	-	-

Other movements	(41,515)	(218)	(1,244)	(42,977)	(7)	-	-	(7)

Net exchange differences	3,651	85	210	3,946	(17,981)	(405)	(972)	(19,358)

Net closing balance	126,659	3,126	7,556	137,341	164,430	3,169	8,406	176,006

Closing assets	104	(38)	(49)	16	100	(35)	(47)	18

Closing liabilities	126,764	3,087	7,507	137,357	164,531	3,134	8,359	176,024

	$		$		$		$	$		$		$		$

							1H 2026							FY 2025

Reinsurance contracts (Non-PAA) - by component	BEL		RA		CSM		Total	BEL		RA		CSM		Total

Opening assets		15,816		691		639	17,146		15,374		433		208	16,015

Opening liabilities		172		(30)		54	195		693		(361)		(29)	303

Net opening balance		15,644		721		585	16,950		14,681		794		237	15,712

Changes in estimates that adjust CSM		(53)		13		41	-		(234)		(20)		254	-

Changes in estimates that adjust underlying onerous contracts		476		(13)		(12)	450		591		9		18	618

New reinsurance contracts recognized		(11)		3		9	1		(200)		60		141	1

Reversals of loss recovery component		-		-		1	1		-		-		-	-

Changes that relate to future service		411		2		37	451		157		50		413	620

CSM recognized for service received		-		-		(18)	(18)		-		-		(11)	(11)

Release of risk adjustment		-		(35)		-	(35)		-		(72)		-	(72)

Experience adjustment on current service		(26)		-		-	(26)		300		-		-	300

Changes that relate to current service		(26)		(35)		(18)	(79)		300		(72)		(11)	217

Net income/ (expenses) on reinsurance held		386		(32)		19	372		457		(22)		402	837

Reinsurance finance income / (expenses)		144		18		-	162		652		43		(12)	683

Premiums paid (net of commission)		628		-		-	628		4,950		-		-	4,950

Amounts received		(1,415)		-		-	(1,415)		(3,270)		-		-	(3,270)

Other		-		-		-	-		(1)		-		-	(1)

Cash flows		(788)		-		-	(788)		1,680		-		-	1,680

Transfers to disposal groups		6		-		(2)	4		-		-		-	-

Net exchange difference		427		20		17	464		(1,826)		(94)		(42)	(1,961)

Net closing balance		15,819		726		619	17,164		15,644		721		585	16,950

Closing assets		15,998		685		682	17,365		15,816		691		639	17,146

Closing liabilities		179		(41)		62	201		172		(30)		54	195

	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Investment contracts with DPF - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	-	-	-	-	-	-	-	-

Opening liabilities	20,940	97	245	21,281	21,987	112	233	22,332

Net opening balance	20,940	97	245	21,281	21,987	112	233	22,332

Changes in estimates that adjust CSM	24	(4)	(20)	-	(66)	5	61	-

Changes in estimates that adjust onerous contracts	(1)	-	-	(1)	2	-	-	2

New contracts issued – non-onerous	(2)	-	1	-	-	-	-	-

Changes that relate to future service	22	(4)	(19)	(1)	(64)	5	61	2

Earnings released from CSM	-	-	(9)	(9)	-	-	(37)	(37)

Release of risk adjustment	-	(4)	-	(4)	-	(14)	-	(14)

Experience adjustments on current service	-	-	-	-	4	-	-	4

Changes that relate to current service	-	(4)	(9)	(13)	4	(14)	(37)	(47)

Insurance service result	22	(7)	(28)	(13)	(60)	(10)	25	(45)

General model

Changes in interest rates and other financial assumptions	1	-	-	1	-	-	-	-

Variable fee approach

Change in fair value of the underlying assets	(441)	-	-	(441)	2,916	-	-	2,916

Insurance finance (income) / expenses	(440)	-	-	(440)	2,916	-	-	2,916

Premiums received	106	-	-	106	413	-	-	413

Claims, benefits and expenses paid	(848)	-	-	(848)	(3,157)	-	-	(3,157)

Acquisition costs paid	(2)	-	-	(2)	(2)	-	-	(2)

Other	(1)	-	-	(1)	1	-	-	1

Cash flows	(746)	-	-	(746)	(2,744)	-	-	(2,744)

Transfers to disposal groups	(19,891)	(90)	(214)	(20,196)	-	-	-	-

Net exchange differences	131	1	2	133	(1,159)	(6)	(13)	(1,177)

Net closing balance	15	-	4	20	20,940	97	245	21,281

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	15	-	4	20	20,940	97	245	21,281

12.2.3 Movement schedules of contractual service margin by transition method
The table below presents the reconciliation of the contractual service margin recognized for contracts in force as of the transition date. The transition methods applied to these contracts include the Modified retrospective approach (MRA), Fair value approach (FVA) and Other applicable method.

	Insurance contracts				Reinsurance contracts held				Investment contracts with DPF

	MRA	FVA	Other	Total	MRA	FVA	Other	Total	MRA	FVA	Other	Total

On January 1, 2026	879	4,192	3,335	8,406	-	245	340	585	-	244	-	245

Changes in estimates that adjust CSM	(167)	355	(92)	96	-	-	40	41	-	(23)	2	(20)

Changes in estimates that adjust onerous contracts	-	-	-	-	-	(9)	(3)	(12)	-	-	-	-

New contracts recognized	-	-	390	390	-	-	9	9	-	-	1	1

Earnings released from CSM	(49)	(234)	(148)	(431)	-	(1)	(17)	(18)	-	(9)	-	(9)

Insurance finance (income) / expenses	1	72	57	130	-	(7)	7	-	-	-	-	-

Net exchange differences	20	114	76	210	-	6	10	17	-	2	-	2

Transfers to disposal groups	-	(275)	(969)	(1,244)	-	(2)	-	(2)	-	(214)	-	(214)

On June 30, 2026	684	4,223	2,649	7,556	-	232	387	619	-	-	4	4

On January 1, 2025	1,457	4,494	3,013	8,964	-	28	208	237	-	233	-	233

Changes in estimates that adjust CSM	(296)	563	181	449	-	224	30	254	-	61	-	61

Changes in estimates that adjust onerous contracts	-	-	-	-	-	18	-	18	-	-	-	-

New contracts recognized	-	-	669	669	-	-	141	141	-	-	-	-

Earnings released from CSM	(130)	(483)	(317)	(930)	-	9	(20)	(11)	-	(37)	-	(37)

Insurance finance (income) / expenses	3	129	93	226	-	(23)	11	(12)	-	-	-	-

Net exchange differences	(156)	(511)	(305)	(972)	-	(11)	(30)	(42)	-	(13)	-	(13)

On December 31, 2025	879	4,192	3,335	8,406	-	245	340	585	-	244	-	245
12.3 Critical judgments and estimates
Compared to the insurance contracts related critical judgements and estimates (valuation methods, actuarial assumptions) applied in the Annual Report 2025, material changes were processed in 1H 2026 related to risk-free yield curves, illiquidity premium curves and changes in methods and inputs used to measure fulfilment cash flows.
12.3.1 Risk-free yield curve
Aegon has identified various rates available in the EUR, GBP and USD markets that can be used as a basis for the risk-free yield curve, including EURIBOR swap rates for EUR, reformed Sterling Overnight Index Average (SONIA) for GBP, and Secured Overnight Funding Rates (SOFR) and US Treasury rates for USD. EURIBOR rates are adjusted for credit risk by subtracting a credit risk allowance. No adjustment is made to overnight swap rates and US Treasury rates, as the credit risk of these instruments is deemed negligible.
A full risk-free yield curve is derived by first interpolating between tenors for which market data are available, and then extrapolating the yield curve beyond market-observable maturities. Discount rates converge to an ultimate forward rate (linear grading over a
10-year
period is assumed for the USD and EUR). A uniform last liquid point for EUR and USD is set at 30 years, while GBP is set at 50 years. The ultimate forward rates reflect a long-term view on nominal interest rates and are set by management for each currency, taking into account expected real interest rates and long-term inflation, together with the current market environment. The current ultimate forward rate assumption is 3.40% (December 31, 2025: 3.40%).
Aegon reviews the risk-free last liquid point and ultimate forward rates at least annually which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

	June 30, 2026						December 31, 2025

Risk-free yield curves (%)	1 year	5 years	10 years	15 years	20 years	30 years	1 year	5 years	10 years	15 years	20 years	30 years

GBP	3.99	4.07	4.38	4.68	4.86	4.90	3.54	3.67	4.04	4.36	4.54	4.59

USD	4.07	4.25	4.53	4.98	5.22	5.00	3.48	3.77	4.28	4.84	5.16	5.00

Illiquidity premium (ILP)
Aegon updates the reference portfolio quarterly, and
the
ILP last liquid point and ILP ultimate forward rate are revised accordingly. The ILP curves of Aegon’s significant portfolios are presented below. These ILP curves are added to the risk-free yields of the currency in which the cash flows of the products are denominated.

		June 30, 2026						December 31, 2025

ILP per portfolio (%)	Country	1 year	5 years	10 years	15 years	20 years	30 years	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	US	0.90	0.98	1.07	1.16	1.16	1.17	0.92	0.99	1.06	1.15	1.16	1.16

Indexed Universal Life	US	1.08	1.12	1.15	1.20	1.20	1.21	1.01	1.07	1.13	1.19	1.19	1.20

Long-Term Care	US	0.83	0.84	0.85	1.06	1.15	1.32	0.82	0.83	0.84	1.06	1.14	1.31

Traditional Life	US	0.93	0.95	0.97	1.13	1.19	1.31	0.91	0.94	0.96	1.11	1.17	1.28

Universal Life	US	0.85	0.87	0.90	1.12	1.17	1.29	0.85	0.88	0.91	1.07	1.13	1.27

Variable Annuities	US	0.55	0.63	0.64	0.64	0.62	0.65	0.36	0.51	0.64	0.64	0.63	0.65

Annuities	UK	0.90	0.90	0.90	0.90	0.90	0.89	0.76	0.76	0.76	0.76	0.76	0.72

Individual Protection	UK	0.43	0.43	0.43	0.43	0.43	0.42	0.45	0.45	0.45	0.45	0.45	0.44
12.3.2 Changes in methods and inputs used to measure fulfillment cash flows
During 1H 2026, Aegon conducted its annual review of assumptions and model updates for the Americas and TLB.
Non-financial
assumption changes resulted in an unfavorable impact of EUR 304 million, mainly reflecting the more efficient use of withdrawals and surrenders of Variable Annuities policyholders together with addressing other policyholder behavior experience variances which resulted in higher-than-expected premium persistency in older Universal Life policies, higher- than-expected usage of accelerated living benefits and adverse lapse experience on Traditional Life policies. Further, mortality assumptions updates resulting in lower mortality improvement mainly for onerous, older Life policies also had an adverse impact.
However, these were partly offset by mortality assumption updates to lower future mortality in younger life insurance policies together with favorable mortality updates in annuities and from improved spread and profitability assumptions on the IUL product.
Of the total impact, EUR 333 million was recognized in the income statement and EUR 42 million was recognized in the OCI and, EUR 71 million increased the CSM.
12.4 Risk mitigation
Aegon has chosen to apply the risk mitigation option and recognize changes in the fulfillment value of products with direct participation in the profit or loss and OCI, rather than adjusting the CSM. The adjustment to the CSM that would otherwise have been made in 1H 2026 is EUR 615 million (1H 2025: EUR 318 million).